Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Summary of intangible assets

	2025
	Exploration and evaluation US$m	Contract-based intangible assets US$m	Other intangible assets(a) US$m	Total US$m
Net book value
At 1 January 2025	562	1,787	455	2,804
Adjustment on currency translation	39	92	32	163
Additions(a)	141	–	98	239
Amortisation for the year	–	(153)	(159)	(312)
Newly consolidated operations(b)	2,054	183	64	2,301
Transfers and other movements(c)	(71)	–	103	32
At 31 December 2025	2,725	1,909	593	5,227
–cost	2,727	3,078	2,547	8,352
–accumulated amortisation and impairment	(2)	(1,169)	(1,954)	(3,125)
Total	2,725	1,909	593	5,227

	2024
	Exploration and evaluation US$m	Contract-based intangible assets US$m	Other intangible assets(a) US$m	Total US$m
Net book value
At 1 January 2024	1,979	1,953	457	4,389
Adjustment on currency translation	(44)	(159)	(40)	(243)
Additions(a)	416	–	116	532
Amortisation for the year	–	(7)	(131)	(138)
Transfers and other movements(c)	(1,789)	–	53	(1,736)
At 31 December 2024	562	1,787	455	2,804
–cost	564	2,758	2,129	5,451
–accumulated amortisation and impairment	(2)	(971)	(1,674)	(2,647)
Total	562	1,787	455	2,804

(a)
Additions to Other intangible assets include US$57 million (2024: US$50 million) of carbon abatement spend. This relates to procurement of carbon units and RECs, from which we will generate future economic benefit. At 31 December 2025, the balance of carbon units and RECs was US$84 million (2024: US$73 million)

(b)
Newly consolidated operations principally relate to undeveloped projects acquired through Arcadium Lithium plc and classified as exploration and evaluation, together with other identifiable intangible assets including favourably priced customer contracts. Refer to note 5 for details.

(c)
Transfers and other movements includes reclassification between categories. In 2024, following approvals by the Board of notice to proceed, exploration and evaluation assets relating to Simandou (US$732 million) and Rincon (US$1,013 million) were transferred in full to Property, plant and equipment after being assessed for indicators of impairment.

Where amortisation is calculated on a straight line basis, the following useful lives have been determined:

	Contract-based intangible assets		Other intangible assets
Type of intangible	Power contracts/ water rights	Other purchase and customer contracts	Internally generated intangible assets and computer software	Other intangible assets	Patented and non-patented technology	Trademarks
Amortisation profile	2 to 45 years	5 to 15 years	2 to 5 years	2 to 20 years	10 to 20 years	14 to 20 years